UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8443

Legg Mason Partners Variable Portfolios I, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 725-6666

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

JUNE 30, 2006

Legg Mason Partners

Variable Strategic

Bond Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners

Variable Strategic

Bond Portfolio

Semi-Annual Report • June 30, 2006

What’s

Inside

Fund Objective

The Fund seeks to maximize total return, consistent with the preservation of capital.

“Smith Barney”, “Salomon Brothers” and “Citi” are service marks of Citigroup, licensed for use by Legg Mason as the names of funds and investment managers. Legg Mason and its affiliates, as well as the Fund’s investment manager, are not affiliated with Citigroup.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy appeared to be on solid footing during the six-month reporting period. After gross domestic product (“GDP”)i rose 1.7% in the fourth quarter of 2005 — the first quarter in which GDP growth did not surpass 3.0% in nearly three years — the economy rebounded sharply in the first quarter of 2006. During this time, GDP rose 5.6%, its best showing since the third quarter of 2003. Both strong consumer and business spending prompted the economic turnaround. In the second quarter of 2006 GDP growth was a more modest 2.5%, according to the Commerce Department’s initial reading for the period. The decline was largely attributed to lower consumer spending, triggered by higher interest rates and oil prices, as well as a cooling housing market. In addition, business spending fell during the quarter.

The Federal Reserve Board (“Fed”)ii continued to raise interest rates during the reporting period. Despite the “changing of the guard” from Fed Chairman Alan Greenspan to Ben Bernanke in early 2006, it was “business as usual” for the Fed, as it raised short-term interest rates four times during the period. Since it began its tightening campaign in June 2004, the Fed has increased rates 17 consecutive times, bringing the federal funds rateiii from 1.00% to 5.25%. Coinciding with its latest rate hike in June 2006, the Fed said: “The extent and timing of any additional firming…will depend on the evolution of the outlook for both inflation and economic growth, as implied by incoming information.”

Both short- and long-term yields rose over the reporting period, causing the overall bond market to decline. During the six months ended June 30, 2006, two-year Treasury yields increased from 4.41% to 5.16%. Over the same period, 10-year Treasury yields moved from 4.39% to 5.15%. Short-term rates rose in concert with the Fed’s repeated rate hikes, while long-term rates rose on fears of mounting infla -

Legg Mason Partners Variable Strategic Bond Portfolio         I

tionary pressures. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Bond Index,iv returned -0.72%.

The high yield market generated positive returns during the reporting period, supported by strong corporate profits and overall low default rates. These factors tended to overshadow several company specific issues, mostly in the automobile industry, and a decline late in the period. During the six-month period ended June 30, 2006, the Citigroup High Yield Market Indexv returned 2.86%.

Because of weakness late in the reporting period, emerging markets debt produced negative results over the six-month period, as the JPMorgan Emerging Markets Bond Index Globalvi returned -0.69%. A strong global economy, solid domestic spending and high energy and commodity prices supported many emerging market countries. However, in our opinion, these positives were not enough to offset the negatives associated with rising U.S. interest rates.

Performance Update1

For the six months ended June 30, 2006, the Legg Mason Partners Variable Strategic Bond Portfolio returned -0.59%.

Performance Snapshot as of June 30, 2006 (unaudited)

6 Months

Variable Strategic Bond Portfolio[1] — Class I Shares	-0.59%

Lehman Brothers U.S. Aggregate Index	-0.72%

Lipper Variable Global Income Funds Category Average	0.76%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.
Fund returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses.
Performance figures reflect reimbursements and/or fee waivers, without which the performance would have been lower.
Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2006, including the reinvestment of distributions, including returns of capital, if any, calculated among the 36 funds in the Fund’s Lipper category.
[1]	The Fund is an underlying investment option of various variable annuity and variable life insurance products. The Fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Fund. Past performance is no guarantee of future results.

II         Legg Mason Partners Variable Strategic Bond Portfolio

The Fund’s unmanaged benchmark, the Lehman Brothers U.S. Aggregate Index returned -0.72% for the same period. The Lipper Variable Global Income Funds Category Average2 increased 0.76%.

Special Shareholder Notices

As part of the continuing effort to integrate investment products managed by the advisers acquired with Citigroup’s asset management business, Legg Mason, Inc. (“Legg Mason”) has recommended various Fund actions in order to streamline product offerings, eliminate redundancies and improve efficiencies within the organization. At Board meetings held during June and July 2006, the Fund’s Board reviewed and approved these recommendations, and provided authorization to move ahead with proxy solicitations for those matters needing shareholder approval.

The Fund’s Board has approved the appointment of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) as the Fund’s investment manager effective August 1, 2006. The Fund’s Board has also approved the appointment of Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) as the Fund’s subadvisers effective August 1, 2006. The portfolio managers who are responsible for the day-to-day management of the Fund remain the same immediately prior to and immediately after the date of these changes. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason.

During the reporting period, management of the Fund was assumed by a team of seasoned investment professionals from Western Asset and Western Asset Limited. The Fund’s portfolio managers include S. Kenneth Leech, Stephen A. Walsh, Michael C. Buchanan and Keith J. Gardner from Western Asset and Detlev Schlichter and Andres Sanchez-Balcazar from Western Asset Limited.

The Fund was formerly known as Salomon Brothers Variable Strategic Bond Fund.

[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2006, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 36 funds in the Fund’s Lipper category.

Legg Mason Partners Variable Strategic Bond Portfolio         III

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s Manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 28, 2006

IV         Legg Mason Partners Variable Strategic Bond Portfolio

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. High yield bonds involve greater credit and liquidity risks than investment grade bonds. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.

vi	JPMorgan Emerging Markets Bond Index Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments. Countries covered are Algeria, Argentina, Brazil, Bulgaria, Chile, China, Colombia, Cote d’Ivoire, Croatia, Ecuador, Greece, Hungary, Lebanon, Malaysia, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Venezuela.

Legg Mason Partners Variable Strategic Bond Portfolio         V

Fund at a Glance (unaudited)

Legg Mason Partners Variable Strategic Bond Portfolio 2006 Semi-Annual Report         1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2006 and held for the six months ended June 30, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class I	(0.59)%	$1,000.00	$994.10	0.82%	$4.05

(1)	For the six months ended June 30, 2006.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to Class I’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2         Legg Mason Partners Variable Strategic Bond Portfolio 2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class I	5.00%	$1,000.00	$1,020.73	0.82%	$4.11

(1)	For the six months ended June 30, 2006.
(2)	Expenses (net of waivers and/or expense reimbursements) are equal to Class I’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Variable Strategic Bond Portfolio 2006 Semi-Annual Report         3

Schedule of Investments (June 30, 2006) (unaudited)

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

Face Amount	Security	Value

MORTGAGE-BACKED SECURITIES — 44.4%
FNMA — 37.3%
	Federal National Mortgage Association (FNMA):
$12,200,000	5.000% due 7/18/21-7/13/36 (a)(b)	$11,477,313
16,300,000	5.500% due 7/18/21-8/14/36 (a)(b)	15,760,467
11,686	8.000% due 7/1/30-9/1/30	12,336
40,207	7.500% due 8/1/30-2/1/31	41,667
10,675,000	6.000% due 7/13/36 (a)(b)	10,508,203

	TOTAL FNMA	37,799,986

GNMA — 7.1%
	Government National Mortgage Association (GNMA):
2,500,000	5.000% due 7/20/36 (a)(b)	2,366,405
4,900,000	6.000% due 7/20/36 (a)(b)	4,860,187

	TOTAL GNMA	7,226,592

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $46,285,985)	45,026,578

ASSET-BACKED SECURITIES — 9.4%
Home Equity — 8.5%
485,398	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, 5.563% due 9/25/35 (c)(d)	486,132
987,603	ACE Securities Corp., Series 2006-SL2, Class A, 5.493% due 1/25/36 (c)(d)	988,464
210,000	Ameriquest Mortgage Securities Inc., Series 2004-R11, Class M5, 6.523% due 11/25/34 (c)(d)	214,552
137,761	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M2, 6.523% due 8/25/32 (c)	138,648
929,432	Argent Securities Inc., Series 2006-W4, Class A2A, 5.383% due 5/25/36 (c)(d)	929,995
814,285	Bayview Financial Acquisition Trust, Series 2006-B, Class 2A1, 5.451% due 4/28/36 (c)(d)	814,539
590,000	Bear Stearns Asset Backed Securities, Series 2004-B01, Class 1A2, 5.673% due 9/25/34 (c)(d)	593,975
290,000	Countrywide Asset-Backed Certificates, Series 2004-05, Class M4, 6.573% due 6/25/34 (c)(d)	294,871
927,786	Countrywide Home Equity Loan Trust, Series 2006-D, Class 2A, 5.379% due 9/15/31 (c)(d)	928,300
162,887	Green Tree Financial Corp., Series 1997-6, Class A8, 7.070% due 1/15/29 (d)	165,104
821,592	GSAMP Trust, Series 2006-S2, Class A2, 5.423% due 1/25/36 (c)(d)	822,090
919,289	Indymac Home Equity Loan Asset-Backed Trust, Series 2006-H1, Class A, 5.493% due 4/25/36 (c)(d)	919,852
33,950	Merrill Lynch Mortgage Investors Inc., Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (e)	33,777
220,000	Novastar Home Equity Loan, Series 2004-01, Class M4, 6.298% due 6/25/34 (c)(d)	221,938
39,373	Residential Asset Securities Corp., Series 2002-KS2, Class MII2, 6.423% due 4/25/32 (c)	39,415

See Notes to Financial Statements.

4         Legg Mason Partners Variable Strategic Bond Portfolio 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

Home Equity — 8.5% (continued)
$967,536	SACO I Trust, Series 2006-4, Class A1, 5.493% due 2/25/34 (c)(d)	$968,221
	Sail Net Interest Margin Notes:
3,130	Series 2003-003, Class A, 7.750% due 4/27/33 (e)	2,882
25,495	Series 2004-BN2A, Class A, 5.000% due 12/27/34 (e)	25,459

	Total Home Equity	8,588,214

Manufactured Housing — 0.0%
55,654	Mid-State Trust, Series 6, Class A1, 7.340% due 7/1/35	57,898

Student Loan — 0.9%
938,225	First Horizon ABS Trust, Series 2006-HE1, Class A, 5.483% due 10/25/34 (c)(d)	938,178

	TOTAL ASSET-BACKED SECURITIES (Cost — $9,559,288)	9,584,290

COLLATERALIZED MORTGAGE OBLIGATIONS — 28.1%
1,057,205	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 5.294% due 6/25/45 (c)(d)	1,037,899
810,000	Banc of America Commercial Mortgage Inc., Series 2006-1, Class A4, 5.372% due 9/10/45 (c)(d)	780,187
557,470	Banc of America Mortgage Securities, Series 2005-H, Class 2A1, 4.820% due 9/25/35 (c)(d)	542,513
125,000	Commercial Mortgage Asset Trust, Series 1999-C1, Class C, 7.350% due 1/17/32	135,518
	Commercial Mortgage Pass-Through Certificates:
372,823	Series 2001-J2A, Class A1, 5.447% due 7/16/34 (d)(e)	369,408
116,788	Series 2003-FL9, Class E, 6.199% due 11/15/15 (c)(e)	116,989
	Countrywide Alternative Loan Trust:
1,121,855	Series 2005-24, Class 4A1, 5.497% due 7/20/35 (c)(d)	1,124,588
915,827	Series 2005-59, Class 1A1, 5.597% due 11/20/35 (c)(d)	919,763
1,155,276	Series 2005-72, Class A1, 5.593% due 1/25/36 (c)(d)	1,157,156
985,516	Series 2006-OA6, Class 1A1A, 5.533% due 4/25/36 (c)(d)	985,615
869,234	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-9, Class 1A1, 5.623% due 5/25/35 (c)(d)	873,767
810,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4, 5.609% due 2/15/39 (c)(d)	790,857
752,993	Deutsche ALT-A Securities Inc. Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 5.007% due 8/25/35 (c)(d)	741,653
	Downey Savings and Loan Association Mortgage Loan Trust:
815,501	Series 2005-AR2, Class 2A1A, 5.462% due 3/19/45 (c)(d)	816,982
	Series 2006-AR1:
956,614	Class 1A1A, 5.063% due 4/19/36 (c)(d)	956,614
956,614	Class 1A1B, 5.063% due 4/19/36 (c)(d)	956,614
1,100,000	Federal National Mortgage Association (FNMA): Grantor Trust, Series 2005-T2, Class 2A2, 5.041% due 11/28/35 (c)(d)	1,101,079
6,238,503	First Union National Bank Commercial Mortgage, Series 2000-C1, Class IO, 0.776% due 5/17/32 (c)	157,974

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2006 Semi-Annual Report         5

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 28.1% (continued)
$783,550	GSR Mortgage Loan Trust, Series 2005-AR5, Class 1A1, 4.606% due 10/25/35 (c)(d)	$772,544
	Harborview Mortgage Loan Trust:
1,075,925	Series 2004-08, Class 2A4A, 5.652% due 11/19/34 (c)(d)	1,080,367
1,135,102	Series 2004-11, Class 3A1A, 5.602% due 1/19/35 (c)(d)	1,139,866
919,628	Indymac Index Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 5.286% due 3/25/35 (c)(d)	917,185
366,293	Merit Securities Corp., Series 11PA, Class B2, 6.841% due 9/28/32 (c)(e)	313,452
1,047,154	Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 5.912% due 3/25/36 (c)(d)	1,044,544
1,022,859	Sequoia Mortgage Trust, Series 2003-2, Class A2, 5.560% due 6/20/33 (c)(d)	1,021,926
1,165,407	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, 5.643% due 10/25/35 (c)(d)	1,172,192
	Structured Asset Mortgage Investments Inc.:
230,642	Series 2005-AR3, Class 2A1, 6.513% due 8/25/35 (c)(d)	235,110
1,285,561	Series 2006-AR5: Class 1A1, 5.533% due 5/25/36 (c)(d)	1,283,788
700,000	Class 2A1, 5.533% due 5/25/36 (c)(d)	699,012
1,081,866	Structured Asset Securities Corp., Series 2005 GELS, Class A, 5.603% due 4/25/35 (c)(d)	1,083,119
981,004	Thornburg Mortgage Securities Trust, Series 2006-1, Class A3, 5.493% due 1/25/36 (c)(d)	979,674
	Washington Mutual Inc.:
700,000	Series 2005-AR07, Class A3, 4.425% due 8/25/35 (c)(d)	662,409
1,303,699	Series 2005-AR17, Class A1A1, 5.593% due 12/25/45 (c)(d)	1,308,230
878,442	Series 2005-AR19, Class A1A2, 5.613% due 12/25/45 (c)(d)	881,874
380,734	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 5.240% due 5/25/36 (c)(d)	375,988

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $28,608,069)	28,536,456

CORPORATE BONDS & NOTES — 31.2%
Aerospace & Defense — 0.3%
50,000	DRS Technologies Inc., Senior Subordinated Notes, 6.875% due 11/1/13	48,375
175,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12 (d)	178,500
50,000	Moog Inc., Senior Subordinated Notes, 6.250% due 1/15/15	47,250

	Total Aerospace & Defense	274,125

Airlines — 0.0%
13,471	Continental Airlines Inc., Pass-Through Certificates, Series 1998-1, Class C, 6.541% due 3/15/08	12,772

See Notes to Financial Statements.

6         Legg Mason Partners Variable Strategic Bond Portfolio 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

Automobiles — 0.8%
$375,000	DaimlerChrysler North America Holding Corp., Notes, 4.050% due 6/4/08 (d)	$362,735
	Ford Motor Co.:
	Debentures:
10,000	6.625% due 10/1/28	6,950
25,000	8.900% due 1/15/32	20,063
345,000	Notes, 7.450% due 7/16/31 (d)	250,987
	General Motors Corp., Senior Debentures:
160,000	8.250% due 7/15/23	126,800
5,000	8.375% due 7/15/33	4,050

	Total Automobiles	771,585

Building Products — 0.1%
100,000	Associated Materials Inc., Senior Discount Notes, step bond to yield 9.032% due 3/1/14	60,750
50,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	48,625

	Total Building Products	109,375

Capital Markets — 1.5%
49,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	53,410
220,000	Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10 (d)	210,522
100,000	Lehman Brothers Holdings E-Capital Trust I, Notes, 5.954% due 8/19/65 (c)	100,091
625,000	Lehman Brothers Holdings Inc., Medium-Term Notes, Series H, 4.500% due 7/26/10 (d)	597,603
600,000	Morgan Stanley, Subordinated Notes, 4.750% due 4/1/14 (d)	550,961
20,000	Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13 (e)	22,958

	Total Capital Markets	1,535,545

Chemicals — 0.6%
	Huntsman International LLC:
100,000	Senior Notes, 9.875% due 3/1/09	104,500
20,000	Senior Subordinated Notes, 10.125% due 7/1/09	20,400
125,000	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	136,250
75,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	80,906
135,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	139,050
	Rhodia SA:
50,000	Senior Notes, 7.625% due 6/1/10	49,750
59,000	Senior Subordinated Notes, 8.875% due 6/1/11	59,074
50,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	46,437

	Total Chemicals	636,367

Commercial Banks — 1.4%
170,000	Glitnir Banki HF, Subordinated Notes, 6.693% due 6/15/16 (c)(d)(e)	169,202
150,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (c)(e)	150,708

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2006 Semi-Annual Report         7

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

Commercial Banks — 1.4% (continued)
$170,000	Shinsei Finance Cayman Ltd., Bonds, 6.418% due 7/20/16 (c)(e)	$159,945
510,000	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14 (d)	487,203
490,000	Wells Fargo & Co., Senior Notes, 4.200% due 1/15/10 (d)	468,631

	Total Commercial Banks	1,435,689

Commercial Services & Supplies — 0.6%
50,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	48,750
	Allied Waste North America Inc.,
	Senior Notes, Series B:
100,000	8.500% due 12/1/08	104,000
83,000	9.250% due 9/1/12	88,395
75,000	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	84,937
25,000	Corrections Corporation of America, Senior Subordinated Notes, 6.250% due 3/15/13	23,625
25,000	IKON Office Solutions Inc., 7.750% due 9/15/15	24,875
250,000	Waste Management Inc., 6.375% due 11/15/12 (d)	255,367

	Total Commercial Services & Supplies	629,949

Communications Equipment — 0.2%
225,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29 (d)	192,375

Computers & Peripherals — 0.1%
30,000	Seagate Technology HDD Holdings, Senior Notes, 8.000% due 5/15/09	30,900
50,000	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (e)	52,125

	Total Computers & Peripherals	83,025

Consumer Finance — 3.7%
	Ford Motor Credit Co.:
	Notes:
510,000	7.375% due 10/28/09 (d)	471,850
410,000	7.875% due 6/15/10 (d)	378,531
	Senior Notes:
600,000	5.800% due 1/12/09 (d)	548,450
184,238	10.486% due 6/15/11 (c)(e)	185,080
	General Motors Acceptance Corp.:
20,000	Bonds, 8.000% due 11/1/31	19,274
70,000	Medium-Term Notes, 4.375% due 12/10/07	67,168
	Notes:
810,000	6.125% due 8/28/07 (d)	801,746
700,000	5.625% due 5/15/09 (d)	666,241
10,000	7.250% due 3/2/11	9,705
375,000	6.875% due 9/15/11 (d)	358,192
175,000	6.750% due 12/1/14	162,797
70,000	Senior Notes, 5.850% due 1/14/09	67,127

	Total Consumer Finance	3,736,161

See Notes to Financial Statements.

8         Legg Mason Partners Variable Strategic Bond Portfolio 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

Containers & Packaging — 0.4%
$75,000	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	$81,562
75,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	74,625
	Owens-Brockway Glass Container Inc.:
100,000	Senior Notes, 8.250% due 5/15/13	100,750
50,000	Senior Secured Notes, 7.750% due 5/15/11	50,625
15,000	Pliant Corp., Senior Secured Second Lien Notes, 11.125% due 9/1/09 (f)	15,900
25,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	9,875
	Smurfit-Stone Container Enterprises Inc., Senior Notes:
43,000	9.750% due 2/1/11	44,398
50,000	8.375% due 7/1/12	47,500

	Total Containers & Packaging	425,235

Diversified Consumer Services — 0.0%
25,000	Hertz Corp., Senior Notes, 8.875% due 1/1/14 (e)	25,750

Diversified Financial Services — 3.7%
160,000	Aiful Corp., Notes, 5.000% due 8/10/10 (e)	152,281
	Alamosa Delaware Inc.:
67,000	Senior Discount Notes, 12.000% due 7/31/09	71,355
6,000	Senior Notes, 11.000% due 7/31/10	6,600
465,000	Bank of America Corp., Subordinated Notes, 7.400% due 1/15/11 (d)	495,243
110,000	Credit Suisse First Boston USA Inc., Notes, 4.875% due 8/15/10	106,715
550,000	General Electric Capital Corp., Medium-Term Notes, Series A, 4.125% due 9/1/09 (d)	527,198
25,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Second Priority Senior Secured Notes, 9.000% due 7/15/14	25,438
530,000	HSBC Finance Corp., Notes, 4.625% due 1/15/08 (d)	522,618
100,000	ILFC E-Capital Trust I, 5.900% due 12/21/65 (c)(e)	97,574
	JPMorgan Chase & Co., Subordinated Notes:
340,000	6.625% due 3/15/12 (d)	352,453
390,000	5.125% due 9/15/14 (d)	368,978
45,000	Nell AF SARL, Senior Notes, 8.375% due 8/15/15 (e)	43,481
881,000	Targeted Return Index Securities (TRAINS), Secured Notes, Series HY-1-2006, 7.548% due 5/1/16 (e)	864,852
50,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.378% due 10/1/15	35,500
75,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	75,188

	Total Diversified Financial Services	3,745,474

Diversified Telecommunication Services — 1.9%
260,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16 (d)	245,837
85,000	Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	89,037
50,000	Intelsat Ltd., Senior Discount Notes, step bond to yield 9.253% due 2/1/15 (e)	34,750
25,000	Intelsat Subsidiary Holding Co., Ltd., Senior Notes, 9.614% due 1/15/12 (c)	25,375

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2006 Semi-Annual Report         9

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

Diversified Telecommunication Services — 1.9% (continued)
$200,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10 (d)	$212,325
16,000	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	16,320
	Qwest Communications International Inc., Senior Notes:
25,000	7.500% due 2/15/14	24,500
95,000	Series B, 7.500% due 2/15/14	93,100
	Qwest Corp.:
	Debentures:
20,000	7.500% due 6/15/23	18,850
105,000	6.875% due 9/15/33	91,350
25,000	Notes, 9.125% due 3/15/12	26,500
425,000	Telecom Italia Capital SA, Notes, 5.250% due 10/1/15 (d)	385,362
1,000,000	Telefonos de Mexico SA de CV, Senior Notes, 8.750% due 1/31/16	82,038
585,000	Verizon Florida Inc., Senior Notes, Series F, 6.125% due 1/15/13 (d)	572,136

	Total Diversified Telecommunication Services	1,917,480

Electric Utilities — 1.0%
290,000	Exelon Corp., Bonds, 5.625% due 6/15/35 (d)	255,238
	FirstEnergy Corp., Notes:
150,000	Series B, 6.450% due 11/15/11	152,800
330,000	Series C, 7.375% due 11/15/31 (d)	355,092
150,000	Mirant Americas Generation LLC, Senior Notes, 9.125% due 5/1/31	146,250
160,000	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	151,501

	Total Electric Utilities	1,060,881

Food Products — 0.2%
1	Ahold Lease USA Inc., Pass-Through Certificates, Series 2001 A-1, 7.820% due 1/2/20	1
	Dole Food Co. Inc., Senior Notes:
100,000	7.250% due 6/15/10	90,000
27,000	8.875% due 3/15/11	25,448
75,000	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	74,062

	Total Food Products	189,511

Health Care Providers & Services — 0.8%
50,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	52,688
50,000	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	47,688
45,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	43,425
75,000	Extendicare Health Services Inc., Senior Notes, 9.500% due 7/1/10	78,656
75,000	Genesis HealthCare Corp., Senior Subordinated Notes, 8.000% due 10/15/13	78,844
170,000	HCA Inc., Senior Notes, 5.750% due 3/15/14	152,862
75,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	73,875
25,000	Omnicare Inc., Senior Subordinated Notes, 6.875% due 12/15/15	23,875

See Notes to Financial Statements.

10         Legg Mason Partners Variable Strategic Bond Portfolio 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

Health Care Providers & Services — 0.8% (continued)
	Tenet Healthcare Corp., Senior Notes:
$75,000	7.375% due 2/1/13	$68,812
50,000	9.250% due 2/1/15 (e)	49,250
25,000	6.875% due 11/15/31	20,125
75,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	73,312

	Total Health Care Providers & Services	763,412

Hotels, Restaurants & Leisure — 1.1%
	Caesars Entertainment Inc.:
50,000	Senior Notes, 7.000% due 4/15/13	50,960
25,000	Senior Subordinated Notes, 8.125% due 5/15/11	26,469
50,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	50,375
100,000	Chumash Casino & Resort Enterprise, Senior Notes, 9.000% due 7/15/10 (e)	104,875
75,000	Gaylord Entertainment Co., Senior Notes, 6.750% due 11/15/14	70,688
75,000	Herbst Gaming Inc., Senior Subordinated Notes, 8.125% due 6/1/12	75,937
35,000	Kerzner International Ltd., Senior Subordinated Notes, 6.750% due 10/1/15	36,706
50,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	46,625
150,000	MGM MIRAGE Inc., Senior Notes, 6.750% due 9/1/12	145,125
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
25,000	7.125% due 8/15/14	24,313
50,000	6.875% due 2/15/15	47,375
25,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	23,438
75,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	75,562
75,000	Sbarro Inc., Senior Notes, 11.000% due 9/15/09	76,781
50,000	Scientific Games Corp., Senior Subordinated Notes, 6.250% due 12/15/12	47,000
	Station Casinos Inc., Senior Subordinated Notes:
75,000	6.500% due 2/1/14	70,125
15,000	6.625% due 3/15/18	13,650
125,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (e)	126,875

	Total Hotels, Restaurants & Leisure	1,112,879

Household Durables — 0.2%
50,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	54,938
50,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	50,250
81,000	Tempur-Pedic Inc./Tempur Production USA Inc., Senior Subordinated Notes, 10.250% due 8/15/10 (e)	85,860

	Total Household Durables	191,048

Household Products — 0.0%
12,000	Spectrum Brands Inc., Senior Subordinated Notes, 7.375% due 2/1/15	9,810

Independent Power Producers & Energy Traders — 0.9%
	AES Corp., Senior Notes:
100,000	9.375% due 9/15/10	107,500
25,000	7.750% due 3/1/14	25,250
50,000	Calpine Generating Co. LLC, Senior Secured Notes, 11.169% due 4/1/11 (f)	52,625

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2006 Semi-Annual Report         11

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

Independent Power Producers & Energy Traders — 0.9% (continued)
	Duke Energy Corp., Senior Notes:
$300,000	4.200% due 10/1/08 (d)	$289,936
20,000	5.625% due 11/30/12	19,788
25,000	Dynegy Holdings Inc., Senior Debentures, 7.125% due 5/15/18	22,000
50,000	Edison Mission Energy, Senior Notes, 7.730% due 6/15/09	50,750
	NRG Energy Inc., Senior Notes:
25,000	7.250% due 2/1/14	24,437
150,000	7.375% due 2/1/16	146,625
	TXU Corp., Senior Notes:
40,000	Series P, 5.550% due 11/15/14	36,481
80,000	Series R, 6.550% due 11/15/34	70,679
60,000	TXU Electric Delivery Co., Senior Secured Notes, 6.375% due 1/15/15	60,237

	Total Independent Power Producers & Energy Traders	906,308

Industrial Conglomerates — 0.6%
70,000	Sequa Corp., Senior Notes, 9.000% due 8/1/09	74,200
	Tyco International Group SA, Notes:
350,000	6.125% due 11/1/08 (d)	352,291
160,000	6.000% due 11/15/13	158,744

	Total Industrial Conglomerates	585,235

IT Services — 0.3%
250,000	Electronic Data Systems Corp., Notes 7.125% due 10/15/09 (d)	258,375
75,000	Iron Mountain Inc., Senior Subordinated Notes, 6.625% due 1/1/16	67,875

	Total IT Services	326,250

Machinery — 0.2%
50,000	Case New Holland Inc., Senior Notes, 7.125% due 3/1/14 (e)	48,000
100,000	Mueller Holdings Inc., Discount Notes, step bond to yield 11.980% due 4/15/14	84,500
67,000	Terex Corp., Senior Subordinated Notes, Series B, 10.375% due 4/1/11	71,188

	Total Machinery	203,688

Media — 3.3%
20,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16	21,500
5,000	Block Communications Inc., Senior Notes, 8.250% due 12/15/15 (e)	4,825
75,000	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	74,625
	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Accreting Notes:
136,000	9.920% due 4/1/14	82,280
50,000	Step bond to yield 17.441% due 1/15/15	26,750
170,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	149,600
25,000	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (e)	25,281
325,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13 (d)	361,426
210,000	Comcast Corp., Notes, 6.500% due 1/15/15 (d)	211,989
	CSC Holdings Inc.:
50,000	Debentures, Series B, 8.125% due 8/15/09	51,125
50,000	Senior Notes, 6.750% due 4/15/12 (e)	48,500

See Notes to Financial Statements.

12         Legg Mason Partners Variable Strategic Bond Portfolio 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

Media — 3.3% (continued)
$50,000	Dex Media Inc., Discount Notes, step bond to yield 7.839% due 11/15/13	$42,375
	Dex Media West LLC/Dex Media Finance Co.:
50,000	Senior Notes, Series B, 8.500% due 8/15/10	52,125
48,000	Senior Subordinated Notes, Series B, 9.875% due 8/15/13	52,260
81,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	85,253
	EchoStar DBS Corp., Senior Notes:
135,000	6.625% due 10/1/14	127,238
50,000	7.125% due 2/1/16 (e)	48,375
75,000	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 11.492% due 10/15/13	62,250
50,000	Interep National Radio Sales Inc., Senior Subordinated Notes, Series B, 10.000% due 7/1/08	42,250
500,000	Liberty Media Corp., Senior Notes, 7.875% due 7/15/09 (d)	520,138
100,000	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	107,000
75,000	Mediacom Broadband LLC/Mediacom Broadband Corp., Senior Notes, 11.000% due 7/15/13	79,406
400,000	News America Inc., Notes, 5.300% due 12/15/14 (d)	380,216
	R.H. Donnelley Corp.:
	Senior Discount Notes:
10,000	Series A-1, 6.875% due 1/15/13 (e)	9,250
15,000	Series A-2, 6.875% due 1/15/13 (e)	13,875
75,000	Senior Notes, Series A-3, 8.875% due 1/15/16 (e)	76,031
100,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (e)	110,250
75,000	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	78,094
50,000	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375% due 9/1/14 (e)	55,625
10,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	10,200
350,000	Time Warner Inc., Senior Notes, 7.625% due 4/15/31 (d)	377,942

	Total Media	3,388,054

Metals & Mining — 0.1%
75,000	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	81,375

Multi-Utilities — 0.3%
270,000	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12 (d)	264,549

Multiline Retail — 0.0%
25,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (e)	26,688

Office Electronics — 0.1%
75,000	Xerox Capital Trust I, Exchange Capital Securities, 8.000% due 2/1/27	75,656
50,000	Xerox Corp., Senior Notes, 6.400% due 3/15/16	47,438

	Total Office Electronics	123,094

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2006 Semi-Annual Report         13

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

Oil, Gas & Consumable Fuels — 4.5%
$230,000	Amerada Hess Corp., Notes, 7.300% due 8/15/31 (d)	$244,453
220,000	Anadarko Finance Co., Senior Notes, Series B, 7.500% due 5/1/31 (d)	237,059
75,000	Chaparral Energy Inc., Senior Notes, 8.500% due 12/1/15 (e)	75,000
	Chesapeake Energy Corp., Senior Notes:
100,000	6.625% due 1/15/16	93,500
75,000	6.500% due 8/15/17	68,812
270,000	ChevronTexaco Capital Co., Notes, 3.500% due 9/17/07 (d)	263,480
81,000	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	85,860
500,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29 (d)	545,685
350,000	Devon Financing Corp. ULC, Notes, 6.875% due 9/30/11 (d)	364,294
	El Paso Corp., Medium-Term Notes:
225,000	7.375% due 12/15/12 (d)	224,437
165,000	7.750% due 1/15/32	161,494
100,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	96,500
	Forest Oil Corp., Senior Notes:
50,000	8.000% due 12/15/11	51,375
50,000	7.750% due 5/1/14	50,375
175,000	Gaz Capital SA, Notes, 8.625% due 4/28/34 (e)	200,777
50,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16	50,750
460,000	Kerr-McGee Corp., Notes, 7.875% due 9/15/31 (d)	521,518
	Kinder Morgan Energy Partners LP:
150,000	Notes 6.750% due 3/15/11	153,388
30,000	Senior Notes 6.300% due 2/1/09	30,152
	Pemex Project Funding Master Trust, Notes:
50,000	5.750% due 12/15/15 (e)	46,113
25,000	6.625% due 6/15/35 (e)	22,656
50,000	Pogo Producing Co., Senior Subordinated Notes, 6.875% due 10/1/17	46,563
50,000	Quicksilver Resources Inc., Senior Subordinated Notes, 7.125% due 4/1/16	47,125
100,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	101,500
75,000	Swift Energy Co., Senior Notes, 7.625% due 7/15/11	75,000
75,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	71,250
	Williams Cos. Inc.:
	Notes:
25,000	7.875% due 9/1/21	25,500
250,000	8.750% due 3/15/32 (d)	273,125
75,000	Senior Notes, 7.625% due 7/15/19	76,500
	XTO Energy Inc. Senior Notes:
40,000	7.500% due 4/15/12	42,572
250,000	6.250% due 4/15/13 (d)	250,505

	Total Oil, Gas & Consumable Fuels	4,597,318

See Notes to Financial Statements.

14         Legg Mason Partners Variable Strategic Bond Portfolio 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

Paper & Forest Products — 0.5%
	Abitibi-Consolidated Inc.:
$25,000	Notes, 7.750% due 6/15/11	$23,062
50,000	Senior Notes, 8.375% due 4/1/15	45,875
450,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12 (d)	460,287

	Total Paper & Forest Products	529,224

Pharmaceuticals — 0.1%
50,000	Warner Chilcott Corp., Subordinated Senior Notes, 8.750% due 2/1/15	51,750

Real Estate Investment Trusts (REITs) — 0.1%
	Host Marriott LP, Senior Notes:
50,000	Series I, 9.500% due 1/15/07	51,500
75,000	Series O, 6.375% due 3/15/15	70,875

	Total Real Estate Investment Trusts (REITs)	122,375

Semiconductors & Semiconductor Equipment — 0.0%
8,000	Amkor Technology Inc., Senior Subordinated Notes, 10.500% due 5/1/09	8,220

Specialty Retail — 0.1%
65,000	Jafra Cosmetics International Inc., Senior Subordinated Notes, 10.750% due 5/15/11	70,038
75,000	PETCO Animal Supplies Inc., Senior Subordinated Notes, 10.750% due 11/1/11	79,500

	Total Specialty Retail	149,538

Textiles, Apparel & Luxury Goods — 0.2%
	Levi Strauss & Co., Senior Notes:
25,000	12.250% due 12/15/12	27,750
50,000	9.750% due 1/15/15	50,250
125,000	Simmons Co., Senior Discount Notes, step bond to yield 9.995% due 12/15/14	83,750

	Total Textiles, Apparel & Luxury Goods	161,750

Tobacco — 0.4%
390,000	Altria Group Inc., Notes, 7.000% due 11/4/13 (d)	412,040

Wireless Telecommunication Services — 0.9%
25,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12	25,375
75,000	Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp., Senior Notes, 8.125% due 2/1/14	72,562
50,000	iPCS Inc., Senior Notes, 11.500% due 5/1/12	56,000
205,000	Nextel Communications Inc., Senior Notes, Series D, 7.375% due 8/1/15 (d)	208,806
325,000	Sprint Capital Corp., Notes, 8.375% due 3/15/12 (d)	359,502
50,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	54,625
75,000	U.S. Unwired Inc., Second Priority Secured Notes, Series B, 10.000% due 6/15/12	83,625

	Total Wireless Telecommunication Services	860,495

	TOTAL CORPORATE BONDS & NOTES (Cost — $32,221,036)	31,656,399

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2006 Semi-Annual Report         15

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

SOVEREIGN BONDS — 3.7%
Brazil — 0.9%
	Federative Republic of Brazil, Collective Action Securities:
$533,000	8.000% due 1/15/18 (d)	$562,315
300,000	8.750% due 2/4/25 (d)	329,400

	Total Brazil	891,715

Colombia — 0.2%
	Republic of Colombia:
50,000	10.000% due 1/23/12	56,600
50,000	10.750% due 1/15/13	58,900
81,000	8.125% due 5/21/24	82,620

	Total Colombia	198,120

Italy — 0.3%
325,000	Region of Lombardy, 5.804% due 10/25/32 (d)	324,098

Mexico — 0.9%
	United Mexican States:
50,000	8.125% due 12/30/19	56,550
	Medium-Term Notes:
270,000	5.625% due 1/15/17 (d)	252,315
	Series A:
236,000	6.375% due 1/16/13 (d)	237,180
275,000	5.875% due 1/15/14 (d)	268,125
66,000	Series XW, 10.375% due 2/17/09	73,227

	Total Mexico	887,397

Panama — 0.1%
	Republic of Panama:
30,000	9.375% due 4/1/29	35,775
99,000	6.700% due 1/26/36	90,585

	Total Panama	126,360

Russia — 0.8%
	Russian Federation:
410,000	5.000% due 3/31/30 (d)(e)	437,163
66,667	8.250% due 3/31/10 (e)	69,333
175,000	11.000% due 7/24/18 (d)	241,938

	Total Russia	748,434

Supranational — 0.5%
540,000	Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12 (d)	565,637

	TOTAL SOVEREIGN BONDS (Cost — $3,767,840)	3,741,761

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 9.6%
U.S. Government Agency — 0.3%
300,000	Tennessee Valley Authority, Notes, 5.375% due 4/1/56 (d)	284,667

See Notes to Financial Statements.

16         Legg Mason Partners Variable Strategic Bond Portfolio 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

U.S. Government Obligations — 9.3%
	U.S. Treasury Bonds:
$110,000	6.250% due 8/15/23	$121,352
10,000	6.125% due 11/15/27	11,052
100,000	6.125% due 8/15/29 (g)	111,219
135,000	5.375% due 2/15/31 (g)	137,373
	U.S. Treasury Notes:
400,000	3.625% due 1/15/10 (d)	380,969
2,000,000	6.500% due 2/15/10 (d)	2,090,236
500,000	4.000% due 3/15/10 (d)	481,622
2,100,000	4.000% due 4/15/10 (d)	2,021,252
1,170,000	5.000% due 2/15/11	1,167,487
110,000	4.500% due 2/15/16	104,689
1,930,000	4.500% due 2/15/36 (d)	1,731,121
3,020,000	U.S. Treasury Strip Principal (STRIPS), zero coupon bond to yield 5.343% due 11/15/24	1,145,169

	Total U.S. Government Obligations	9,503,541

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $10,187,337)	9,788,208

U.S. TREASURY INFLATION PROTECTED SECURITIES — 2.0%
	U.S. Treasury Bonds, Inflation Indexed:
1,309,273	2.000% due 1/15/16	1,250,714
801,803	2.000% due 1/15/26 (d)	734,339

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $2,050,883)	1,985,053

Shares
ESCROWED SHARES (h)(i) — 0.0%
125,000	Breed Technologies Inc. (f)*	0
26,481	Vlasic Foods International Inc.*	530

	TOTAL ESCROWED SHARES (Cost — $0)	530

COMMON STOCKS (i) — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
176,627	Home Interiors of Gifts Inc. (h)*	1,766

INFORMATION TECHNOLOGY — 0.0%
Computers & Peripherals — 0.0%
1,014	Axiohm Transaction Solutions Inc. (h)*	0

MATERIALS — 0.0%
Chemicals — 0.0%
866	Applied Extrusion Technologies Inc., Class B Shares (j)*	5,629

	TOTAL COMMON STOCKS (Cost — $100,699)	7,395

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2006 Semi-Annual Report         17

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Warrants	Security	Value

WARRANTS — 0.0%
1,250	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20*	$44,375
114,845	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates) (f)(i)*	0
1,250	United Mexican States, Series XW10, Expires 10/10/06*	5,375

	TOTAL WARRANTS (Cost — $3,125)	49,750

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $132,784,262)	130,376,420

Face Amount
SHORT-TERM INVESTMENTS — 15.0%
Repurchase Agreement — 14.3%
$14,538,000	Merrill Lynch, Pierce, Fenner & Smith Inc. tri-party repurchase agreement, dated 6/30/06, 5.150% due 7/3/06; Proceeds at maturity - $14,544,239; (Fully collateralized by Federal Home Loan Bank, zero coupon bonds, due 1/13/33; Market value - $14,829,413) (Cost — $14,538,000) (d)	14,538,000

Sovereign Bonds — 0.7%
700,000	Government of Canada, 5.294% due 9/20/06 (d)(k) (Cost — $692,346)	691,760

Shares

Securities Purchased from Securities Lending Collateral — 0.0%
3,681	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $3,681)	3,681

	TOTAL SHORT-TERM INVESTMENTS (Cost — $15,234,027)	15,233,441

	TOTAL INVESTMENTS — 143.4% (Cost — $148,018,289#)	145,609,861
	Liabilities in Excess of Other Assets — (43.4)%	(44,100,631)

	TOTAL NET ASSETS — 100.0%	$101,509,230

*	Non-income producing security.
(a)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).
(b)	All or a portion of this security was acquired under a mortgage dollar roll agreement (See Notes 1 and 3).
(c)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2006.
(d)	All or a portion of this security is segregated for open futures contracts, TBA’s and/or mortgage dollar rolls.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.
(f)	Security is currently in default.
(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(i)	Illiquid security.
(j)	All or a portion of this security is on loan (See Notes 1 and 3).
(k)	Rate shown represents yield to maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
IO	— Interest Only

See Notes to Financial Statements.

18         Legg Mason Partners Variable Strategic Bond Portfolio 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Schedule of Options Written

Contracts	Security	Expiration Date	Strike Price	Value
10	U.S. Treasury Notes 10 Year Futures, Call	11/21/06	$107.00	$2,762
10	U.S. Treasury Notes 10 Year Futures, Call	11/21/06	108.00	1,669
10	U.S. Treasury Notes 10 Year Futures, Put	11/21/06	101.00	1,981
10	U.S. Treasury Notes 10 Year Futures, Put	11/21/06	102.00	3,388

	TOTAL OPTIONS WRITTEN (Premiums received — $9,581)			$9,800

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2006 Semi-Annual Report         19

Statement of Assets and Liabilities (June 30, 2006) (unaudited)

ASSETS:
Investments, at value (Cost — $133,480,289)	$131,071,861
Repurchase agreement, at value (Cost — $14,538,000)	14,538,000
Cash	245
Receivable for securities sold	1,435,920
Interest receivable	961,264
Receivable for Fund shares sold	498,633
Receivable from broker — variation margin on open futures contracts	11,359
Prepaid expenses	332

Total Assets	148,517,614

LIABILITIES:
Payable for securities purchased	46,821,269
Investment management fee payable	54,075
Payable for Fund shares repurchased	40,337
Deferred dollar roll income	14,494
Options written, at value (premium received $9,581)	9,800
Payable for loaned securities collateral (Notes 1 and 3)	3,681
Directors’ fees payable	3,247
Accrued expenses	61,481

Total Liabilities	47,008,384

Total Net Assets	$101,509,230

NET ASSETS:
Par value (Note 5)	$9,913
Paid-in capital in excess of par value	102,006,193
Undistributed net investment income	2,678,661
Accumulated net realized loss on investments, futures contracts, options written and foreign currency transactions	(697,041)
Net unrealized depreciation on investments, futures contracts, options written and foreign currencies	(2,488,496)

Total Net Assets	$101,509,230

Shares Outstanding:
Class I	9,913,014

Net Asset Value:
Class I	$10.24

See Notes to Financial Statements.

20         Legg Mason Partners Variable Strategic Bond Portfolio 2006 Semi-Annual Report

Statement of Operations (For the six months ended June 30, 2006) (unaudited)

INVESTMENT INCOME:
Interest	$3,108,466
Income from securities lending	214

Total Investment Income	3,108,680

EXPENSES:
Investment management fee (Note 2)	332,583
Shareholder reports	26,145
Legal fees	25,065
Audit and tax	14,421
Directors’ fees	8,294
Custody fees	5,229
Insurance	1,716
Transfer agent fees	145
Registration fees	68
Miscellaneous expenses	5,643

Total Expenses	419,309
Less: Fee waivers and/or expense reimbursements (Note 2)	(2,285)

Net Expenses	417,024

Net Investment Income	2,691,656

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	(617,733)
Futures contracts	(20,199)
Options written	11,526
Foreign currency transactions	(26)

Net Realized Loss	(626,432)

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(2,589,070)
Futures contracts	(95,888)
Options written	(219)
Foreign currencies	(66)

Change in Net Unrealized Appreciation/Depreciation	(2,685,243)

Net Loss on Investments, Futures Contracts, Options Written and Foreign Currency Transactions	(3,311,675)

Decrease in Net Assets From Operations	$(620,019)

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2006 Semi-Annual Report         21

Statements of Changes in Net Assets

For the six months ended June 30, 2006 (unaudited) and the year ended December 31, 2005

	2006	2005
OPERATIONS:
Net investment income	$2,691,656	$4,737,401
Net realized gain (loss)	(626,432)	3,090,760
Change in net unrealized appreciation/depreciation	(2,685,243)	(5,252,369)

Increase (Decrease) in Net Assets From Operations	(620,019)	2,575,792

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	—	(4,943,653)
Net realized gains	(93,746)	(2,901,347)

Decrease in Net Assets From Distributions to Shareholders	(93,746)	(7,845,000)

FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	8,953,192	14,786,584
Reinvestment of distributions	93,746	7,845,000
Cost of shares repurchased	(9,955,709)	(16,969,427)

Increase (Decrease) in Net Assets From Fund Share Transactions	(908,771)	5,662,157

Increase (Decrease) in Net Assets	(1,622,536)	392,949
NET ASSETS:
Beginning of period	103,131,766	102,738,817

End of period*	$101,509,230	$103,131,766

* Includes undistributed (overdistributed) net investment income of:	$2,678,661	$(12,995)

See Notes to Financial Statements.

22         Legg Mason Partners Variable Strategic Bond Portfolio 2006 Semi-Annual Report

Financial Highlights

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class I Shares	2006(1)(2)		2005(1)		2004		2003	2002	2001
Net Asset Value, Beginning of Period	$10.31		$10.88		$10.89		$10.39	$10.02	$9.75

Income (Loss) From Operations:
Net investment income	0.27		0.50		0.52		0.56	0.51	0.48
Net realized and unrealized gain (loss)	(0.33)		(0.23)		0.20		0.81	0.37	0.19

Total Income (Loss) From Operations	(0.06)		0.27		0.72		1.37	0.88	0.67

Less Distributions From:
Net investment income	—		(0.53)		(0.53)		(0.61)	(0.51)	(0.40)
Net realized gains	(0.01)		(0.31)		(0.20)		(0.26)	—	—

Total Distributions	(0.01)		(0.84)		(0.73)		(0.87)	(0.51)	(0.40)

Net Asset Value, End of Period	$10.24		$10.31		$10.88		$10.89	$10.39	$10.02

Total Return(3)	(0.59)%		2.47%		6.65%		13.23%	8.84%	6.91%

Net Assets, End of Period (000s)	$101,509		$103,132		$102,739		$97,277	$77,332	$46,638

Ratios to Average Net Assets:
Gross expenses	0.82	%(4)	0.96%		0.98%		1.00%	1.03%	1.21%
Net expenses	0.82	(4)(5)(6)	0.96	(6)	0.98	(6)	1.00 (6)	1.02 (5)	1.09 (5)
Net investment income	5.26	(4)	4.58		4.76		4.96	5.80	5.88

Portfolio Turnover Rate	119	%(7)	104	%(7)	70	%(7)	72%	54%	74%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2006 (unaudited).
(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.
(6)	As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 1.00%.
(7)	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 331%, 533%, and 441%, respectively.

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2006 Semi-Annual Report         23

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners Variable Strategic Bond Portfolio (formerly known as Salomon Brothers Variable Strategic Bond Fund) (the “Fund”), is a separate diversified investment fund of Legg Mason Partners Variable Portfolios I, Inc. (formerly known as Salomon Brothers Variable Series Funds Inc) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies and qualified pension and retirement plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin.

24         Legg Mason Partners Variable Strategic Bond Portfolio 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(f) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying

Legg Mason Partners Variable Strategic Bond Portfolio 2006 Semi-Annual Report         25

Notes to Financial Statements (unaudited) (continued)

pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(h) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

26         Legg Mason Partners Variable Strategic Bond Portfolio 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(i) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(j) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(k) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(l) Expenses. Direct expenses are charged to the Fund; general expenses of the Company are allocated to the funds within the Company based on each fund’s relative net assets.

(m) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(n) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(o) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

For the period of this report, Salomon Brothers Asset Management Inc (“SBAM”), an indirect wholly-owned subsidiary of Legg Mason, Inc. ("Legg Mason"), acted as the investment manager of the Fund. Under the investment management agreement, the Fund paid an investment management fee calculated daily and paid monthly at the annual rate of the Fund's average net assets as follows:

Legg Mason Partners Variable Strategic Bond Portfolio 2006 Semi-Annual Report         27

Notes to Financial Statements (unaudited) (continued)

Average Daily Net Assets	Annual Rate
First $1 billion	0.650%
Next $1 billion	0.625
Next $3 billion	0.600
Next $5 billion	0.575
Over $10 billion	0.550

During the six months ended June 30, 2006, the Fund’s Class I shares had expense limitations in place of 1.00% of it’s average daily net assets. During the six months ended June 30, 2006, SBAM waived a portion of its fee in the amount of $2,285.

Citigroup Global Markets Inc. (“CGM”), and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serve as co-distributors of the Fund.

Certain officers and one Director of the Company are employees of Legg Mason or its affiliates and do not receive compensation from the Company.

3.	Investments

During the six months ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and mortgage dollar rolls) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$131,462,399	$43,286,943

Sales	93,239,846	48,134,486

At June 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$547,588
Gross unrealized depreciation	(2,956,016)

Net unrealized depreciation	$(2,408,428)

At June 30, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury 5 Year Notes	205	9/06	$21,301,666	$21,198,281	$(103,385)
U.S. Treasury 2 Year Notes	32	9/06	6,511,160	6,489,000	(22,160)

					(125,545)

Contracts to Sell:
U.S. Treasury 10 Year Notes	92	9/06	9,692,860	9,647,062	45,798

Net Unrealized Loss on Open Futures Contracts					$(79,747)

28         Legg Mason Partners Variable Strategic Bond Portfolio 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

During the six months ended June 30, 2006, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums Received
Options written, outstanding December 31, 2005	—	—
Options written	164	$41,711
Options closed	(124)	(32,130)
Options expired	—	—

Options written, outstanding June 30, 2006	40	$9,581

At June 30, 2006, the Fund’s average monthly balance of dollar rolls outstanding was $44,410,258. At June 30, 2006, the Fund had outstanding mortgage dollar rolls with a total cost of $46,233,104. Counterparties with mortgage dollar rolls outstanding in excess of 10% of total net assets at June 30, 2006 included Bear Stearns & Co., Inc. ($11,433,141).

For the six months ended June 30, 2006, the Fund recorded interest income of $192,192 related to such mortgage dollar rolls.

At June 30, 2006, the Fund held TBA securities with a cost of $46,233,104.

At June 30, 2006, the Fund loaned securities having a market value of $3,464. The Fund received cash collateral amounting to $3,681 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

4.	Line of Credit

The Fund, along with other affiliated funds, entered into an agreement with a syndicate of banks which allows the funds collectively to borrow up to $250 million. Interest on borrowing, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2006, the commitment fee allocated to the Fund was $4,080. Since the line of credit was established, there have been no borrowings.

5.	Capital Shares

At June 30, 2006, the Company had 10,000,000,000 shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Legg Mason Partners Variable Strategic Bond Portfolio 2006 Semi-Annual Report         29

Notes to Financial Statements (unaudited) (continued)

Transactions in Class I shares were as follows:

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Class I
Shares sold	869,042	1,349,116
Shares issued on reinvestment	9,218	756,360
Shares repurchased	(967,459)	(1,549,695)

Net Increase (Decrease)	(89,199)	555,781

6.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no

30         Legg Mason Partners Variable Strategic Bond Portfolio 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

The order also required that transfer agency fees received from the Affected Funds since December 1, 2004 less certain expenses be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.

This Fund is not one of the Affected Funds and therefore did not implement the transfer agent arrangement described above and therefore has not received and will not receive any portion of the distributions.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

7.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, SBAM believes that this matter is not likely to have a material adverse effect on the Fund.

8.	Subsequent Events

The Fund’s Board has approved the appointment of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) as the Fund’s investment manager effective August 1, 2006. The Fund’s Board has also approved the appointment of, Western Asset Management Company

Legg Mason Partners Variable Strategic Bond Portfolio 2006 Semi-Annual Report         31

Notes to Financial Statements (unaudited) (continued)

(“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) as the Fund’s subadvisers effective August 1, 2006. The portfolio managers responsible for the day-to-day management of the Fund will remain the same immediately prior to and immediately after the date of these changes. LMPFA, Western Asset, and Western Asset Limited are wholly-owned subsidiaries of Legg Mason.

LMPFA will provide administrative and certain oversight services to the Fund. LMPFA will delegate to the subadvisers the day-to-day portfolio management of the Fund, except, in certain cases, for the management of cash and short-term instruments. The Fund’s investment management fee will remain unchanged. For its services, LMPFA will pay Western Asset 70% of the net management fee that it receives from the Fund. In turn, Western Asset will pay Western Asset Limited a sub-advisory fee of 30 basis points on the assets managed by Western Asset Limited.

The Fund’s Board has also approved a number of other initiatives designed to streamline and restructure the fund complex, and has authorized seeking shareholder approval for those initiatives where shareholder approval is required. As a result, Fund shareholders will be asked to elect a new Board, approve matters that will result in the Fund being grouped for organizational and governance purposes with other funds in the fund complex, and domicile the Fund as a Maryland business trust, with all funds operating under uniform charter documents. Fund shareholders also will be asked to approve investment matters, including standardized fundamental investment policies.

Proxy materials describing these matters are expected to be sent to shareholders later in 2006. If shareholder approval is obtained, these matters generally are expected to be implemented during 2007.

9.	Recent Accounting Pronouncement

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109 by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be January 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that FIN 48 will have on the financial statements.

32         Legg Mason Partners Variable Strategic Bond Portfolio 2006 Semi-Annual Report

Board Approval of Management and Subadvisory

Agreements (unaudited)

At a meeting held in person on June 26, 2006, the Fund’s Board, including a majority of the Board Members who are not “interested persons” of the Fund or Legg Mason Partners Fund Advisor, LLC (the “Manager”) or any sub-investment adviser as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), approved a new management agreement (the “New Management Agreement”) between the Fund and the Manager. The Fund’s Board, including a majority of the Independent Board Members, also approved one or more new subadvisory agreements between the Manager and Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) (the “Subadvisers”) (the “New Subadvisory Agreement”). The New Management Agreement and the New Subadvisory Agreements replaced the Fund’s prior management agreement with Salomon Brothers Asset Management Inc and were entered into in connection with an internal reorganization of the Manager’s and the prior manager’s and the Subadvisers’ parent organization, Legg Mason. In approving the New Management Agreement and New Subadvisory Agreements, the Board, including the Independent Board Members, considered the factors discussed below, among other things.

The Board noted that the Manager will provide administrative and certain oversight services to the Fund, and that the Manager will delegate to each of the Subadvisers the day-to-day portfolio management of the Fund. The Board Members reviewed the qualifications, backgrounds and responsibilities of the senior personnel that will provide oversight and general management services and the portfolio management team that would be primarily responsible for the day-to-day management of the Fund. The Board Members noted that the portfolio management team was expected to be the same as then managing the Fund.

The Board Members received and considered information regarding the nature, extent and quality of services expected to be provided to the Fund by the Manager under the New Management Agreement and by the Subadvisers under the New Subadvisory Agreements. The Board Members’ evaluation of the services expected to be provided by the Manager and the Subadvisers took into account the Board Members’ knowledge and familiarity gained as Fund Board Members, including as to the scope and quality of Legg Mason’s investment management and other capabilities and the quality of its administrative and other services. The Board Members considered, among other things, information and assurances provided by Legg Mason as to the operations, facilities and organization of the Manager and the Subadvisers and the qualifications, backgrounds and responsibilities of their senior personnel. The Board Members further considered the financial resources available to the Manager, the Subadvisers and Legg Mason. The Board Members concluded that, overall, the nature, extent and quality of services expected to be provided under the New Management Agreement and the New Subadvisory Agreements were acceptable.

The Board Members also received and considered performance information for the Fund as well as comparative information with respect to a peer group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of

Legg Mason Partners Variable Strategic Bond Portfolio         33

Board Approval of Management and Subadvisory

Agreements (unaudited) (continued)

investment company data. The Board Members were provided with a description of the methodology Lipper used to determine the similarity of the Fund to the funds included in the Performance Universe. The Board Members noted that they had received and discussed with management, at periodic intervals, information comparing the Fund’s performance against, among other things, its benchmarks. Based on the Board Members’ review, which included careful consideration of the factors noted above, the Board Members concluded that the performance of the Fund, under the circumstances, supported approval of the New Management Agreement and New Subadvisory Agreements.

The Board Members reviewed and considered the management fee that would be payable by the Fund to the Manager in light of the nature, extent and quality of the management services expected to be provided by the Manager, including the fee waiver and/or expense reimbursement arrangements currently in place. Additionally, the Board Members received and considered information comparing the Fund’s management fee and overall expenses with those of comparable funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board Members also reviewed and considered the subadvisory fee that would be payable by the Manager to the Subadviser[s] in light of the nature, extent and quality of the management services expected to be provided by the Subadvisers. The Board Members noted that the Manager, and not the Fund, will pay the subadvisory fee to each Subadviser. The Board Members determined that the Fund’s management fee and the Fund’s subadvisory fees were reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the New Management Agreement and the New Subadvisory Agreements.

The Board Members received and considered a pro-forma profitability analysis of Legg Mason and its affiliates in providing services to the Fund, including information with respect to the allocation methodologies used in preparing the profitability data. The Board Members recognized that Legg Mason may realize economies of scale based on its internal reorganization and synergies of operations. The Board Members noted that it was not possible to predict with a high degree of confidence how Legg Mason’s and its affiliates’ profitability would be affected by its internal reorganization and by other factors including potential economies of scale, but that based on their review of the pro forma profitability analysis, their most recent prior review of the profitability of the predecessor manager and its affiliates from their relationship with the Fund and other factors considered, they determined that the management fee was reasonable. The Board Members noted that they expect to receive profitability information on an annual basis.

In their deliberations, the Board Members also considered, and placed significant importance on, information that had been received and conclusions that had been reached by the Board in connection with the Board’s most recent approval of the Fund’s prior management agreement, in addition to information provided in connection with the Board’s evaluation of the terms and conditions of the New Management Agreement and the New Subadvisory Agreements.

The Board Members considered Legg Mason’s advice and the advice of its counsel that the New Management Agreement and the New Subadvisory Agreements were being

34         Legg Mason Partners Variable Strategic Bond Portfolio

Board Approval of Management and Subadvisory

Agreements (unaudited) (continued)

entered into in connection with an internal reorganization within Legg Mason, that did not involve an actual change of control or management. The Board Members further noted that the terms and conditions of the New Management Agreement are substantially identical to those of the Fund’s previous management agreement except for the identity of the Manager, and that the initial term of the New Management Agreement (after which it will continue in effect only if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Board Members) was the same as that under the prior management agreement.

In light of all of the foregoing, the Board, including the Independent Board Members, approved the New Management Agreement and the New Subadvisory Agreements. No single factor reviewed by the Board Members was identified as the principal factor in determining whether to approve the New Management Agreement and the New Subadvisory Agreements. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Independent Board Members also discussed the proposed approval of the New Management Agreement and the New Subadvisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager or Subadvisers were present.

Legg Mason Partners Variable Strategic Bond Portfolio         35

Legg Mason Partners

Variable Strategic

Bond Portfolio

DIRECTORS Carol L. Colman Daniel P. Cronin Leslie H. Gelb R. Jay Gerken, CFA Chairman William R. Hutchinson Riordan Roett Jeswald W. Salacuse

INVESTMENT MANAGER

Legg Mason Partners Fund Advisor, LLC

SUBADVISERS

Western Asset Management Company

Western Asset Management Company Limited

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Variable Strategic Bond Portfolio and is not for use with the general public.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

©2006 Legg Mason Investor Services, LLC Member NASD, SIPC

SR06-114

Legg Mason Partners Variable

Strategic Bond Portfolio

The Fund is a separate investment fund of the Legg Mason Partners Variable Portfolios I Inc, a Maryland corporation.

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-446-1013.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-446-1013, on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov. Proxy voting reports for the period ending June 30, 2005 will continue to be listed under the Fund’s former Salomon Brothers Variable Series Funds Inc – Salomon Brothers Variable Strategic Bond Fund name.

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Portfolios I, Inc.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Portfolios I, Inc.

Date: September 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Portfolios I, Inc.

Date: September 8, 2006

By:	/s/ Frances Guggino
(Frances Guggino)
Chief Financial Officer of
Legg Mason Partners Variable Portfolios I, Inc.

Date: September 8, 2006